Oil and Natural Gas Properties - Acquisition of Oil and Natural Gas Properties (Details) - J. Cleo Thompson and James Cleo Thompson, Jr., L.P. $ in Thousands	Dec. 20, 2019 USD ($) a well
Schedule of Asset Acquisition [Line Items]
Number of net acres acquired	38
Number of wells acquired | well	17
Number of wells acquired, producing	11
Number of wells acquired, salt water disposal	6
Consideration transferred | $	$ 3,200